Note 4 - Debt - Summary of Aggregate Scheduled Maturities of Total Debt (Details) $ in Thousands	Sep. 30, 2020 USD ($)
2020	$ (160,212)	[1]
2021
2022
2023	(24,343)
2024	(5,834)
Thereafter	(756,762)
Long-term Debt, Total	(947,151)
Nonrecourse [Member]
2020	(160,212)	[1]
2021
2022
2023	(24,343)
2024	(5,834)
Thereafter	(756,762)
Long-term Debt, Total	$ (947,151)

[1]	The transactions in place in the master repurchase agreement with Mizuho have a one-month tenor and are expected to roll monthly.